Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of the Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows

	As of December 31,
	2025	2024
	(in thousands)
Deferred tax assets
Israeli companies net-operating-loss carry forward	$43,042	$36,763
Maltese subsidiary net-operating-loss carry forward	4,102	4,095
Israeli subsidiary capital-loss carry forward	878	773
Research and Development expenses	743	759
Impairment of associate	829	263
Other reserves and allowances	71	61
Total deferred-tax assets	49,666	42,714
Valuation allowance	(49,666)	(42,714)
Net deferred-tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s effective tax benefit to the Company’s theoretical statutory tax benefit is as follows:

	For the year ended
	December 31,
	2025
	Amount	Percentage
Israel tax benefit at statutory tax rate	$2,371	23.0%
Impairment of associate	(566)	(5.5)%
Stock-based compensation	125	(1.2)%
Change in valuation allowance	1,639	(15.9)%
Other	40	(0.4)%
Total	—	0%

	Year ended December 31,
	2024	2023
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$7,517	$6,912

Statutory tax rate	23%	23%

Theoretical tax benefit	1,729	1,590

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,729)	(1,590)

Actual tax expense	$—	$—